Supplemental Disclosure with Respect to Cash Flows - Additional Information) (Details) - USD ($) $ in Thousands	Oct. 04, 2023	Apr. 20, 2023	Dec. 31, 2024	Dec. 31, 2023	[1]	Oct. 03, 2023	Jan. 01, 2023	[1]
Supplemental cash flow disclosures [line items]
Dividend payable	$ 1,680,501
Net assets transferred			$ 1,131,223	$ 1,055,026			$ 1,016,548
Lithium Americas
Supplemental cash flow disclosures [line items]
Cash						$ 275,499
Dividend payable	$ 1,680,501
Net assets transferred						$ 412,947
Arena Minerals
Supplemental cash flow disclosures [line items]
Total consideration paid		$ 185,805
Cash		28
Asset acquisition other transaction costs		4,186
Pre-existing investment in Arena Minerals shares and warrants		18,388
Issuance of common shares		$ 163,203

[1]	The comparative information has been reclassified as discussed in Note 13 and Note 14.